Tax (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect of temporary differences (CHF)
Compensation and benefits	2,295,000,000	2,262,000,000
Loans	441,000,000	392,000,000
Investment securities	1,805,000,000	1,489,000,000
Provisions	1,760,000,000	1,943,000,000
Business combinations	0	101,000,000
Derivatives	355,000,000	395,000,000
Real estate	243,000,000	212,000,000
Net operating loss carry-forwards	5,181,000,000	7,294,000,000
Other	207,000,000	178,000,000
Gross deferred tax assets before valuation allowance	12,287,000,000	14,266,000,000
Less valuation allowance	(2,554,000,000)	(2,690,000,000)	(2,264,000,000)
Gross deferred tax assets net of valuation allowance	9,733,000,000	11,576,000,000
Compensation and benefits	(174,000,000)	(129,000,000)
Loans	(162,000,000)	(147,000,000)
Investment securities	(1,373,000,000)	(1,356,000,000)
Provisions	(402,000,000)	(379,000,000)
Business combinations	(20,000,000)	(227,000,000)
Derivatives	(295,000,000)	(392,000,000)
Leasing	(40,000,000)	(58,000,000)
Real estate	(78,000,000)	(82,000,000)
Other	(217,000,000)	(296,000,000)
Gross deferred tax liabilities	(2,761,000,000)	(3,066,000,000)
Net deferred tax assets	6,972,000,000	8,510,000,000	9,005,000,000
Net deferred tax assets change	(1,538,000,000)	(495,000,000)
Valuation allowance against deferred tax assets of UK and Asia	215,000,000	419,000,000
Deferral of tax charges	(1,511,000,000)
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK and Japan	182,000,000	172,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	529,000,000	377,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(211,000,000)	(37,000,000)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	52,000,000	244,000,000
Net deferred tax assets related to the US and UK	6,007,000,000	7,766,000,000
Valuation allowance of a US and UK entity, as of the end of the period	1,454,000,000	1,643,000,000
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	29,000,000
Due to expire within 2 to 5 years	10,637,000,000
Due to expire within 6 to 10 years	1,996,000,000
Due to expire within 11 to 20 years	2,759,000,000
Amount due to expire	15,421,000,000
Amount not due to expire	11,797,000,000
Total net operating loss carry-forwards	27,218,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,690,000,000	2,264,000,000	2,799,000,000
Net changes	(136,000,000)	426,000,000	(535,000,000)
Balance at end of period	2,554,000,000	2,690,000,000	2,264,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	597,000,000	466,000,000	539,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	41,000,000	(280,000,000)	615,000,000
Tax benefits in respect of tax on dividend equivalent payments	12,000,000	2,000,000	26,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	900,000,000	1,100,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	192,000,000	278,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	373,000,000	578,000,000	964,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33,000,000	54,000,000	53,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58,000,000)	(177,000,000)	(286,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39,000,000	30,000,000	39,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4,000,000)	(65,000,000)	(31,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43,000,000)	(19,000,000)	(91,000,000)
Other (including foreign currency translation)	80,000,000	(28,000,000)	(70,000,000)
Balance at end of period	420,000,000	373,000,000	578,000,000
of which, if recognized, would affect the effective tax rate	414,000,000	366,000,000	554,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations	13,000,000	19,000,000	43,000,000
Interest and penalties recognized in the consolidated balance sheets	69,000,000	86,000,000	209,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000
Bank
Tax effect of temporary differences (CHF)
Compensation and benefits	2,279,000,000	2,172,000,000
Loans	441,000,000	392,000,000
Investment securities	1,818,000,000	1,480,000,000
Provisions	1,760,000,000	1,943,000,000
Business combinations	0	101,000,000
Derivatives	343,000,000	385,000,000
Real estate	242,000,000	212,000,000
Net operating loss carry-forwards	5,177,000,000	7,291,000,000
Other	204,000,000	174,000,000
Gross deferred tax assets before valuation allowance	12,264,000,000	14,150,000,000
Less valuation allowance	(2,550,000,000)	(2,689,000,000)	(2,262,000,000)
Gross deferred tax assets net of valuation allowance	9,714,000,000	11,461,000,000
Compensation and benefits	(164,000,000)	(129,000,000)
Loans	(162,000,000)	(147,000,000)
Investment securities	(1,354,000,000)	(1,199,000,000)
Provisions	(402,000,000)	(378,000,000)
Business combinations	(20,000,000)	(227,000,000)
Derivatives	(295,000,000)	(392,000,000)
Leasing	(40,000,000)	(58,000,000)
Real estate	(78,000,000)	(82,000,000)
Other	(208,000,000)	(288,000,000)
Gross deferred tax liabilities	(2,723,000,000)	(2,900,000,000)
Net deferred tax assets	6,991,000,000	8,561,000,000	9,020,000,000
Net deferred tax assets change	(1,570,000,000)	(459,000,000)
Valuation allowance against deferred tax assets of UK and Asia	215,000,000	419,000,000
Deferral of tax charges	(1,511,000,000)
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK and Japan	182,000,000	172,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	529,000,000	377,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(213,000,000)	(30,000,000)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	22,000,000	(215,000,000)
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	29,000,000
Due to expire within 2 to 5 years	10,637,000,000
Due to expire within 6 to 10 years	1,981,000,000
Due to expire within 11 to 20 years	2,759,000,000
Amount due to expire	15,406,000,000
Amount not due to expire	11,778,000,000
Total net operating loss carry-forwards	27,184,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,689,000,000	2,262,000,000	2,794,000,000
Net changes	(139,000,000)	427,000,000	(532,000,000)
Balance at end of period	2,550,000,000	2,689,000,000	2,262,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	596,000,000	464,000,000	536,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	30,000,000	(277,000,000)	615,000,000
Tax benefits in respect of tax on dividend equivalent payments	12,000,000	1,000,000	26,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,000,000,000	1,000,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	192,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	370,000,000	578,000,000	944,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33,000,000	54,000,000	53,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58,000,000)	(177,000,000)	(286,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	38,000,000	29,000,000	37,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4,000,000)	(65,000,000)	(12,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43,000,000)	(19,000,000)	(88,000,000)
Other (including foreign currency translation)	80,000,000	(30,000,000)	(70,000,000)
Balance at end of period	416,000,000	370,000,000	578,000,000
of which, if recognized, would affect the effective tax rate	410,000,000	364,000,000	553,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations	13,000,000	19,000,000	42,000,000
Interest and penalties recognized in the consolidated balance sheets	64,000,000	82,000,000	206,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000